Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 95.9%
California – 81.3%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	$3,850	$3,168,571
Bay Area Toll Authority Series 2021 3.94% (MUNIPSA + 0.28%), 04/01/2056(a)	5,000	5,001,883
3.96% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,859,731
4.07% (MUNIPSA + 0.41%), 04/01/2056(a)	9,215	8,936,607
Bay Area Water Supply & Conservation Agency Series 2013-A 5.00%, 10/01/2025	4,710	4,731,986
Series 2023 5.00%, 10/01/2029(b)	1,750	2,014,811
5.00%, 10/01/2030(b)	1,800	2,106,779
5.00%, 10/01/2031(b)	2,500	2,968,615
5.00%, 10/01/2032(b)	2,500	2,994,737
5.00%, 10/01/2033(b)	2,500	3,009,487
5.00%, 10/01/2034(b)	2,000	2,387,570
California Community Choice Financing Authority 5.00%, 12/01/2053(b)	8,650	9,014,161
California Community Choice Financing Authority (Goldman Sachs Group Inc/The) Series 2021 4.00%, 10/01/2052	4,745	4,762,874
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,363,958
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(c)	950	774,053
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(c)	5,000	3,722,995
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(c)	2,500	1,966,123
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(c)	4,000	2,969,878

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2037	$510	$481,091
4.00%, 06/01/2038	1,000	934,254
5.00%, 06/01/2027	800	838,932
5.00%, 06/01/2028	700	737,195
5.00%, 06/01/2030	500	531,437
5.00%, 06/01/2031	400	423,310
5.00%, 06/01/2032	300	316,697
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	2,016,543
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,634,690
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(c)	1,125	1,073,658
4.00%, 06/01/2031(c)	2,000	1,813,939
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,914,368
5.00%, 11/15/2028	6,000	6,373,336
5.00%, 11/15/2029	7,000	7,424,154
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,279,134
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	2,900	3,155,019
5.00%, 04/01/2033	2,000	2,170,279
5.00%, 04/01/2034	750	810,413
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A
5.00%, 11/15/2023	4,250	4,320,359
5.00%, 11/15/2025	2,535	2,686,720
5.00%, 11/15/2026	2,300	2,483,548
5.00%, 11/15/2027	1,000	1,096,411
5.00%, 11/15/2029	1,280	1,400,296
California Housing Finance Agency
Series 2021-1, Class A 3.50%, 11/20/2035	9,744	8,813,250
Series 2021-2, Class X 0.823%, 03/25/2035(d)	3,939	213,361
Series 2021-3, Class A 3.25%, 08/20/2036	1,967	1,700,732
Series 2021-3, Class X 0.764%, 08/20/2036(d)	3,349	183,839
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,995	10,615,412

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(c)	$10,000	$9,980,707
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.01% (MUNIPSA + 0.35%), 08/01/2047(a)	8,700	8,579,266
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017 5.00%, 10/01/2024	5,000	5,207,691
Series 2018 5.00%, 10/01/2032	13,965	15,678,740
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016 5.00%, 07/01/2026	2,370	2,513,647
Series 2016-B 5.00%, 07/01/2023	12,760	12,860,313
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,050,202
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018 5.00%, 12/31/2023	800	808,173
5.00%, 12/31/2024	250	255,832
5.00%, 12/31/2026	2,200	2,293,936
5.00%, 06/30/2027	2,250	2,354,848
5.00%, 12/31/2027	3,000	3,153,562
5.00%, 06/30/2029	1,050	1,100,235
5.00%, 12/31/2029	1,150	1,204,789
5.00%, 06/30/2031	3,100	3,237,565
5.00%, 12/31/2031	1,930	2,013,748
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,250	8,032,370
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(c)	3,195	3,203,735
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2024(c)	1,335	1,348,358
5.00%, 07/01/2029(c)	3,400	3,464,804

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	$1,500	$1,590,877
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(c)	800	729,641
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(c)	1,000	1,017,320
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(c)	1,120	1,089,593
Series 2016-A 5.00%, 06/01/2031(c)	1,000	999,954
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,650,541
Series 2014-B 5.00%, 10/01/2029	4,445	4,624,227
Series 2017-H 5.00%, 04/01/2030	2,000	2,196,986
5.00%, 04/01/2031	2,000	2,195,799
5.00%, 04/01/2032	1,270	1,392,237
California State University Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	280	291,839
Series 2017-A 5.00%, 11/01/2033	5,620	6,162,966
Series 2020-A 5.00%, 11/01/2030	600	693,218
5.00%, 11/01/2031	400	461,229
Series 2020-D 1.49%, 11/01/2028	1,500	1,236,274
Series 2021-B 2.274%, 11/01/2034	7,000	5,232,764
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,257,954
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	768,406
5.00%, 04/01/2028	535	575,929

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	$3,250	$3,141,973
Series 2019 5.00%, 06/01/2034(c)	755	737,651
5.00%, 06/01/2039(c)	1,800	1,710,919
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,593,219
Series 2016-A 5.00%, 12/01/2041(c)	2,000	1,940,028
Series 2018-A 5.00%, 12/01/2027(c)	250	257,749
5.00%, 12/01/2033(c)	1,000	1,015,279
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(c)	180	179,616
5.00%, 07/01/2029(c)	685	662,883
City & County of San Francisco CA Series 2018-C 5.00%, 06/15/2023	3,095	3,125,942
5.00%, 06/15/2025	4,235	4,381,884
Series 2018-E 5.00%, 06/15/2023	1,490	1,504,896
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2024	3,970	4,030,658
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2023	3,000	3,052,659
City of Los Angeles CA Series 2022 4.00%, 06/29/2023	36,010	36,195,117
City of Los Angeles Department of Airports 5.00%, 05/15/2033	5,000	5,477,713
Series 2017-A 5.00%, 05/15/2028	1,440	1,523,436
5.00%, 05/15/2029	2,575	2,718,329
Series 2018 5.00%, 05/15/2031	3,000	3,220,239
5.00%, 05/15/2035	1,190	1,246,347
Series 2018-C 5.00%, 05/15/2025	2,955	3,065,101
Series 2019 4.00%, 05/15/2044	4,205	3,865,332
5.00%, 05/15/2030	3,020	3,248,486
Series 2019-A 5.00%, 05/15/2038	4,315	4,488,933
Series 2020-C 5.00%, 05/15/2031	5,000	5,484,945
5.00%, 05/15/2033	4,000	4,365,433
5.00%, 05/15/2039	2,655	2,788,882

	Principal Amount (000)	U.S. $ Value

Series 2021 5.00%, 05/15/2030	$2,020	$2,193,812
5.00%, 05/15/2035	1,685	1,802,574
Series 2021-D 4.00%, 05/15/2040	2,165	2,051,544
Series 2022 4.00%, 05/15/2036	1,300	1,264,989
4.00%, 05/15/2041	1,100	1,032,804
Series 2022-A 4.00%, 05/15/2041	6,160	5,783,705
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	2,000	2,121,342
5.00%, 08/01/2030	3,320	3,517,404
Series 2018-A 5.00%, 08/01/2031	2,785	3,126,310
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2028	1,010	1,078,819
5.00%, 09/01/2030	1,295	1,368,782
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,038,981
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,662,219
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(c)	3,990	2,975,094
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(c)	1,000	766,842
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,372,406
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	3,625	3,822,773
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(c)	4,000	3,078,492
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(c)	1,500	1,176,013

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	$4,000	$3,029,208
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(c)	5,000	3,624,735
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(c)	3,805	3,154,843
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(c)	1,000	782,276
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(c)	5,000	3,625,753
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(c)	2,485	1,848,756
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(c)	2,000	1,614,274
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	3,000	2,247,393
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(c)	4,000	2,784,455
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	945,924
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,920,672

	Principal Amount (000)	U.S. $ Value

Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	$1,000	$1,041,578
Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	2,500	1,936,543
1.85%, 06/01/2031	1,175	1,158,501
3.85%, 06/01/2050	5,000	4,420,676
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,658,259
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2023	630	635,637
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,432
Los Angeles Department of Water & Power Series 2019-B 5.00%, 07/01/2023	14,750	14,915,029
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2023	2,500	2,500,000
Series 2014-B 5.00%, 07/01/2026	1,600	1,640,220
5.00%, 07/01/2027	2,190	2,244,616
Series 2014-C 5.00%, 07/01/2025	9,945	10,314,822
5.00%, 07/01/2026	11,725	12,166,266
Series 2015-E 5.00%, 07/01/2025	820	850,493
Series 2022 5.00%, 07/01/2042	3,000	3,300,133
Series 2022-B 5.00%, 07/01/2036	3,000	3,450,818
5.00%, 07/01/2040	2,800	3,144,978
Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	4,800	5,280,005
Los Angeles Department of Water & Power Water System Revenue Series 2018-A 5.00%, 07/01/2031	1,345	1,504,612
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,089,163
Series 2014-C 5.00%, 07/01/2023	3,860	3,900,158
5.00%, 07/01/2027	10,365	10,704,164
Series 2016-A 5.00%, 07/01/2027	18,645	19,778,433
Series 2017-A 5.00%, 07/01/2023	6,905	6,976,837
5.00%, 07/01/2024	1,470	1,519,411
Series 2018-B 5.00%, 07/01/2029	9,020	10,054,158

	Principal Amount (000)	U.S. $ Value

Series 2018-M 3.00%, 07/01/2023	$1,550	$1,551,098
Series 2020-R 4.00%, 07/01/2044	4,500	4,340,965
5.00%, 07/01/2032	3,945	4,568,869
Metropolitan Water District of Southern California Series 2021-D 3.80% (MUNIPSA + 0.14%), 07/01/2037(a)	2,900	2,880,770
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,786,114
5.00%, 04/01/2034	1,100	1,189,331
5.00%, 04/01/2035	1,150	1,233,915
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2023	1,930	1,951,903
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024	1,600	1,656,539
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2023	1,575	1,592,604
Series 2016 5.00%, 08/01/2030	1,420	1,526,693
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,036,853
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,879,183
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,972,491
Port of Los Angeles Series 2014-A 5.00%, 08/01/2026	1,000	1,027,353
5.00%, 08/01/2027	1,565	1,607,655
Port of Oakland Series 2021 5.00%, 05/01/2025	4,800	4,959,344
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,049,140
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 4.50%, 09/01/2037	2,905	2,816,425
5.00%, 09/01/2042	2,510	2,515,389
Riverside County Public Financing Authority Series 2015 5.00%, 11/01/2028 (Pre-refunded/ETM)	3,395	3,622,875
Romoland School District Series 2015 5.00%, 09/01/2023	955	963,234

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	$5,700	$4,970,212
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027	3,200	2,966,492
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2024	1,500	1,501,571
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2026	1,070	1,149,393
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,694,294
5.00%, 05/01/2035	1,000	1,055,075
Series 2019-E 5.00%, 05/01/2034	3,450	3,662,761
5.00%, 05/01/2035	3,275	3,455,371
5.00%, 05/01/2036	3,385	3,552,443
Series 2019-H 5.00%, 05/01/2027	5,500	5,826,333
Series 2020-E 5.00%, 05/01/2037	3,815	4,002,723
Series 2021-A 5.00%, 05/01/2036	1,950	2,072,182
Series 2022-C 2.583%, 05/01/2030	1,625	1,381,245
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2023	4,000	4,043,511
5.00%, 07/15/2024	3,660	3,784,841
5.00%, 07/15/2025	5,790	6,123,258
5.00%, 07/15/2026	3,310	3,575,912
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,039,843
5.00%, 09/01/2030	1,365	1,411,707
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2030	1,030	1,062,329
Southwestern Community College District Series 2015 5.00%, 08/01/2023	3,250	3,289,305
5.00%, 08/01/2024	3,550	3,672,662
5.00%, 08/01/2025	3,870	4,106,731

	Principal Amount (000)	U.S. $ Value

State of California Series 2013 5.00%, 09/01/2028	$8,890	$9,017,241
Series 2014 5.00%, 12/01/2028	2,285	2,331,344
5.00%, 05/01/2029	5,295	5,466,031
Series 2015-B 5.00%, 09/01/2024	3,330	3,454,477
Series 2017 5.00%, 08/01/2024	5,540	5,735,765
Series 2019 5.00%, 04/01/2031	1,935	2,198,598
5.00%, 11/01/2031	1,310	1,475,695
5.00%, 04/01/2037	615	676,738
Series 2022 4.00%, 04/01/2042	6,440	6,401,724
5.00%, 09/01/2036	7,780	8,936,767
5.00%, 04/01/2042	4,630	4,930,589
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	8,333,125
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,424,277
BAM Series 2014 5.00%, 08/01/2028	5,760	5,938,309
5.00%, 08/01/2029	2,220	2,284,918
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	999,062
4.00%, 06/01/2036	1,015	996,307
4.00%, 06/01/2038	1,210	1,166,750
4.00%, 06/01/2040	1,150	1,087,721
5.00%, 06/01/2026	1,360	1,420,959
5.00%, 06/01/2027	1,500	1,580,880
5.00%, 06/01/2028	1,220	1,298,146
5.00%, 06/01/2030	1,500	1,620,294
5.00%, 06/01/2032	1,300	1,402,148
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2031	500 545,281
5.00%, 10/01/2032	450	488,401
5.00%, 10/01/2034	600	642,093
5.00%, 10/01/2035	600	635,016
5.00%, 10/01/2036	800	840,366
5.00%, 10/01/2037	700	732,769
5.00%, 10/01/2038	1,000	1,043,159
University of California Series 2013-A 5.00%, 05/15/2048	9,785 9,858,145
Series 2014-A 5.00%, 05/15/2028	1,000	1,030,334
Series 2015-A 5.00%, 05/15/2024	2,280	2,351,021

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 05/15/2028	$1,000	$1,105,169
5.00%, 05/15/2029	3,000	3,314,846
5.00%, 05/15/2031	2,465	2,711,331
Series 2017-M 5.00%, 05/15/2031	4,000	4,392,786
Series 2018-O 4.00%, 05/15/2025	8,320	8,579,536
Series 2020-B 5.00%, 05/15/2034	7,000	8,030,929
5.00%, 05/15/2035	10,000	11,369,541
Series 2021-Q 4.00%, 05/15/2040	7,750	7,722,281
Series 2022-S 5.00%, 05/15/2033	2,000	2,373,358
Series 2023-B 5.00%, 05/15/2028(b)	3,000	3,363,316
5.00%, 05/15/2032(b)	5,000	5,977,539
5.00%, 05/15/2033(b)	3,180	3,840,268
5.00%, 05/15/2037(b)	2,000	2,298,444

		884,283,987

Alabama – 2.2%
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	24,615	24,528,734

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(c)	735	790,225

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	2,949,857

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(c)	100	101,256
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	113,041
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	150	103,473
Zero Coupon, 10/01/2031	185	121,157
Zero Coupon, 10/01/2032	100	62,245
Zero Coupon, 10/01/2033	250	146,904
Zero Coupon, 10/01/2034	270	149,083

	Principal Amount (000)	U.S. $ Value

New River Community Development District Series 2006-B 5.00%, 05/01/2013(e) (f) (g) (h)	$405	$0

		797,159

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	493,755
5.00%, 01/01/2035	250	262,495
5.00%, 01/01/2036	1,590	1,656,690

		2,412,940

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	552,233
3.489%, 10/01/2031	500	411,377
Series 2023 5.00%, 10/01/2028(b)	1,080	1,089,433
5.125%, 10/01/2034(b)	140	137,605
5.375%, 10/01/2040(b)	275	265,087
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,457,085
5.00%, 02/01/2040	1,090	1,064,805
Guam Power Authority Series 2022-A 5.00%, 10/01/2023	2,000	2,018,371
5.00%, 10/01/2028	3,000	3,199,103
Territory of Guam Series 2019 5.00%, 11/15/2031	495	521,015
Series A 5.00%, 12/01/2026	1,000	1,039,648
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	455	472,076
5.00%, 12/01/2030	730	756,709
5.00%, 12/01/2032	675	696,610
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023	1,365	1,375,608
5.00%, 11/15/2025	1,140	1,174,268
5.00%, 11/15/2031	2,735	2,804,173
Series 2021-F 5.00%, 01/01/2031	1,000	1,069,276
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	350	366,742
5.00%, 11/01/2028	455	480,217
5.00%, 11/01/2029	500	531,035
5.00%, 11/01/2030	320	342,002

		21,824,478

	Principal Amount (000)	U.S. $ Value
Illinois – 2.7%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024	$6,000	$6,110,075
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	100	100,479
5.00%, 09/01/2027	100	103,175
5.00%, 09/01/2029	100	103,710
5.00%, 09/01/2032	100	102,702
5.00%, 09/01/2033	200	204,500
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,343,695
State of Illinois Series 2016 5.00%, 11/01/2024	1,200	1,222,759
Series 2017-D 5.00%, 11/01/2023	9,530	9,628,875
5.00%, 11/01/2024	3,935	4,009,629
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026	4,450	4,120,760

		29,050,359

Indiana – 0.1%
City of Fort Wayne IN (Do Good Foods Fort Wayne, LLC Obligated Group) 9.00%, 12/01/2044(c)	780	766,729
10.75%, 12/01/2029	105	103,424

		870,153

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	230	239,351
5.00%, 02/01/2027	260	273,709
5.00%, 02/01/2030	160	172,795
5.00%, 02/01/2031	200	212,305
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,676,245

		4,574,405

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	185	189,317
6.10%, 06/01/2038(c)	270	286,641
6.10%, 12/01/2040(c)	355	376,880

		852,838

	Principal Amount (000)	U.S. $ Value
Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2031	$1,745	$1,796,774

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	177,453
5.75%, 03/01/2027	150	152,782

		330,235

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(c)	200	193,964
2.75%, 06/15/2028(c)	525	468,573

		662,537

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,489,404
5.00%, 06/15/2029	6,660	7,021,597
Series 2018-A 5.00%, 06/15/2028	2,710	2,857,629
5.00%, 06/15/2029	1,290	1,360,039
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2030	3,225	3,494,099
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2023	1,000	1,005,148
5.00%, 06/01/2025	1,000	1,026,173
5.00%, 06/01/2026	1,000	1,033,962
5.00%, 06/01/2028	1,000	1,051,255

		20,339,306

New York – 1.3%
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2026	2,065	2,157,889
Series 2017-C 5.00%, 11/15/2026	2,960	3,093,148
Series 2020-E 5.00%, 11/15/2027	3,750	3,937,498
5.00%, 11/15/2028	3,500	3,653,813
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	918,517

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	$220	$210,627

		13,971,492

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,221,556

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028(c)	1,250 1,253,836
5.00%, 05/01/2033(c)	1,000	987,824
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024	1,815	1,850,098

		4,091,758

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	800	740,994
Zero Coupon, 07/01/2033	1,680	908,142
4.00%, 07/01/2033	500	433,530
5.25%, 07/01/2023	350	349,989
5.375%, 07/01/2025	655	659,938
5.625%, 07/01/2027	2,515	2,562,451
5.625%, 07/01/2029	725	741,829
5.75%, 07/01/2031	220	227,473
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	150	153,056
HTA TRRB Custodial Trust 5.25%, 07/01/2041	740	734,293
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	1,000	981,624
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	982	916,028

		9,409,347

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	5,000	4,995,586

	Principal Amount (000)	U.S. $ Value
Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	$3,205	$3,083,154
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	995	1,047,413

		4,130,567

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	878,521

Wisconsin – 0.8%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(c)	195	195,577
5.00%, 10/01/2025(c)	730	734,586
5.00%, 10/01/2026(c)	770	774,375
5.00%, 10/01/2027(c)	805	808,647
5.00%, 10/01/2028(c)	700	701,677
5.00%, 10/01/2029(c)	320	319,794
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	5,335	5,340,077

		8,874,733

Total Long-Term Municipal Bonds (cost $1,090,583,181)		1,043,637,547

Short-Term Municipal Notes – 0.1%
California – 0.1%
Southern California Public Power Authority Series 2020 2.70%, 07/01/2036(i)	1,300	1,300,000

Total Municipal Obligations (cost $1,091,883,181)		1,044,937,547

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Agency CMBS – 1.1%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	7,879	7,722,316
Federal Home Loan Mortgage Corp.
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,924	3,675,450
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,000	858,857
Series 2022-ML13, Class XCA 0.953%, 07/25/2036(d)	2,700	157,749

Total Commercial Mortgage-Backed Securities (cost $15,388,660)		12,414,372

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.2%
United States - 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(j) (cost $2,433,100)	$2,346	$2,173,716

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 4.938% (SOFR + 1.30%), 04/07/2025(a) (cost $2,000,000)	2,000	1,948,720

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(a)	87	88,451
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 7.289% (LIBOR 1 Month + 2.90%), 07/25/2024(a)	65	65,012
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(a)	54	55,148
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(a)	33	33,376
Series 2015-C03, Class 1M2 9.389% (LIBOR 1 Month + 5.00%), 07/25/2025(a)	33	33,072
Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(a)	101	105,584
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(a)	50	51,830
Series 2016-C03, Class 1M2 9.689% (LIBOR 1 Month + 5.30%), 10/25/2028(a)	88	90,575

Total Collateralized Mortgage Obligations (cost $512,831)		523,048

Total Investments – 97.6% (cost $1,112,217,772)(k)		$1,061,997,403
Other assets less liabilities – 2.4%		25,990,497

Net Assets – 100.0%		$1,087,987,900

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	5,605	01/15/2025	2.565%	CPI#	Maturity	$489,957	$—	$489,957
USD	3,100	01/15/2025	4.028%	CPI#	Maturity	88,265	—	88,265
USD	2,803	01/15/2025	2.613%	CPI#	Maturity	239,766	—	239,766
USD	2,802	01/15/2025	2.585%	CPI#	Maturity	242,723	—	242,723
USD	12,110	01/15/2026	CPI#	3.720%	Maturity	(343,506)	—	(343,506)
USD	8,400	01/15/2027	CPI#	3.320%	Maturity	(336,736)	—	(336,736)
USD	8,200	01/15/2027	CPI#	3.466%	Maturity	(255,993)	(9,019)	(246,974)
USD	6,420	01/15/2027	CPI#	3.323%	Maturity	(256,197)	—	(256,197)
USD	21,750	01/15/2028	1.230%	CPI#	Maturity	3,761,836	—	3,761,836
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	3,325,948	—	3,325,948
USD	21,800	01/15/2029	CPI#	3.290%	Maturity	(580,375)	—	(580,375)
USD	8,210	01/15/2029	CPI#	3.735%	Maturity	80,251	—	80,251
USD	4,115	01/15/2030	1.572%	CPI#	Maturity	672,962	—	672,962
USD	4,115	01/15/2030	1.587%	CPI#	Maturity	667,438	—	667,438
USD	4,900	01/15/2031	2.782%	CPI#	Maturity	301,576	—	301,576
USD	4,500	01/15/2031	2.680%	CPI#	Maturity	320,912	—	320,912
USD	3,950	01/15/2031	2.989%	CPI#	Maturity	163,933	—	163,933
USD	4,300	01/15/2032	CPI#	3.064%	Maturity	(122,948)	—	(122,948)
USD	4,180	04/15/2032	CPI#	2.909%	Maturity	(173,251)	—	(173,251)

						$8,286,561	$(9,019)	$8,295,580

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	34,000	04/15/2032	2.525%	1 Day SOFR	Annual	$2,797,153	$—	$2,797,153
USD	28,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,004,798	—	1,004,798
USD	8,000	04/15/2032	1.280%	1 Day SOFR	Annual	1,488,621	—	1,488,621
USD	7,000	04/15/2032	3.591%	1 Day SOFR	Annual	(9,829)	—	(9,829)

						$5,280,743	$—	$5,280,743

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	77	$(18,754)	$(7,117)	$(11,637)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	886	(216,827)	(108,077)	(108,750)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(155)	(74)	(81)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	42	(10,230)	(3,918)	(6,312)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	523	(127,864)	(49,029)	(78,835)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	787	(192,494)	(71,916)	(120,578)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	682	(166,766)	(60,474)	(106,292)

						$(733,090)	$(300,605)	$(432,485)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,524,183	$—	$1,524,183

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $90,060,470 or 8.3% of net assets.

(d)	IO - Interest Only.

(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Defaulted matured security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,206,721 and gross unrealized depreciation of investments was $(55,759,069), resulting in net unrealized depreciation of $(35,552,348).

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,043,637,547	$0	(a)	$1,043,637,547
Short-Term Investments	—	1,300,000	—		1,300,000
Commercial Mortgage-Backed Securities	—	12,414,372	—		12,414,372
Governments - Treasuries	—	2,173,716	—		2,173,716
Corporates - Investment Grade	—	1,948,720	—		1,948,720
Collateralized Mortgage Obligations	—	523,048	—		523,048

Total Investments in Securities	—	1,061,997,403	0	(a)	1,061,997,403
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	10,355,567	—		10,355,567
Centrally Cleared Interest Rate Swaps	—	5,290,572	—		5,290,572
Interest Rate Swaps	—	1,524,183	—		1,524,183
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,069,006)	—		(2,069,006)
Centrally Cleared Interest Rate Swaps	—	(9,829)	—		(9,829)
Credit Default Swaps	—	(733,090)	—		(733,090)

Total	$—	$1,076,355,800	$0	(a)	$1,076,355,800

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.